Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table illustrates certain information about executive compensation for the Company’s Principal Executive Officer (“PEO”) and other named executive officers (“NEOs”) as well as certain performance measures against which compensation information can be compared. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K of the Exchange Act and does not necessarily reflect value actually realized by our NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. Please refer to the “Compensation Discussion and Analysis” for a discussion of our executive compensation program, its objectives, and the ways in which we align executive compensation with Company performance.

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO named executive officers(1)	Average compensation actually paid to non-PEO named executive officers(2)	Total shareholder return	Peer group total shareholder return (3)	Net income	Adjusted Operating Income (4)
2022	$4,300,557	$6,615,078	$1,019,628	$1,627,618	$237.60	$92.94	$41,789,243	$45,863,786
2021	$2,619,501	$4,140,645	$712,181	$1,000,862	$141.62	$106.69	$15,885,720	$21,364,112
2020	$1,665,380	$2,071,503	$460,442	$562,263	$93.93	$99.30	$13,368,880	$16,731,467

(1) Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our PEO during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	R. Jeffrey Bailly	Ronald J. Lataille, Mitchell C. Rock, Christopher P. Litterio, Steven G. Cardin
2021	R. Jeffrey Bailly	Ronald J. Lataille, Mitchell C. Rock, Christopher P. Litterio, Steven G. Cardin
2020	R. Jeffrey Bailly	Ronald J. Lataille, Mitchell C. Rock, William David Smith, Christopher P. Litterio, Daniel J. Shaw Jr

(2) Amounts reported in these columns represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

PEO Total Compensation Amount	$ 4,300,557	$ 2,619,501	$ 1,665,380
PEO Actually Paid Compensation Amount	$ 6,615,078	4,140,645	2,071,503
Adjustment To PEO Compensation, Footnote [Text Block]
Fiscal Year (FY)	2022		2021		2020
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Summary Compensation Table Total Compensation	$4,300,557	$1,019,628	$2,619,501	$712,181	$1,665,380	$460,442
Deduction for ASC 718 Fair Value as of the Grant Date for Stock Awards	$(1,980,200)	$(327,650)	$(1,145,947)	$(220,719)	$(633,370)	$(77,500)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End	$2,902,215	$518,804	$1,466,617	$312,657	$618,321	$72,510
Increase based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FY End	$1,392,506	$416,836	$1,200,474	$196,743	$421,172	$106,811
Compensation Actually Paid	$6,615,078	$1,627,618	$4,140,645	$1,000,862	$2,071,503	$562,263

The fair values of RSUs and stock awards included in the Summary Compensation Table Total Compensation are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2022. Any changes to the RSU and stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates. For all years presented, the meaningful increases in the year-end RSU fair value from the fair value on the grant date were primarily driven by changes in the stock price.

(3) As described in the section titled “Compensation Discussion and Analysis”, our peer group includes the following companies: Accuray, Inc., AngioDyamics, Inc., Anika Therapeutics, Inc., Atrion Corp, Avanos Medical, Inc., CryoLife (now Artivion), Cutera, Inc., DMC Global, Inc., Integer Holdings Corp, Lantheus Holdings, Inc., Meridian Bioscience, Inc., OraSure Technologies, Inc., Orthofix Medical, Inc., SeaSpine Holdings Corporation.

(4) Adjusted Operating Income is operating income as adjusted to disregard (i) non‑recurring restructuring charges related to plant closings and consolidations and (ii) the impact of acquired or disposed of operations.

Non-PEO NEO Average Total Compensation Amount	$ 1,019,628	712,181	460,442
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,627,618	1,000,862	562,263
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between Compensation Actually Paid and Performance Measures Disclosed in the Pay Versus Performance Table

The graphs below compare (i) the relationship between PEO and average NEO compensation actually paid with our total shareholder return (“TSR”), (ii) the relationship between PEO and average NEO compensation actually paid and net income, (iii) the relationship between PEO and average NEO compensation actually paid and adjusted operating income, and (iv) the relationship between our TSR and our peer group TSR, in each case, for the fiscal years ended December 31, 2022, December 31, 2021, and December 31, 2020. TSR amounts reported in the graph assume an initial fixed investment of $100.

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, each as set forth in the Pay versus Performance table above, and our cumulative TSR. The chart represents the cumulative TSR of the Company of an initial investment of $100 for the measurement period beginning December 31, 2019, and ending December 31, 2022, 2021, and 2020.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, and our net income during years 2020 through 2022, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, and the adjusted operating income during years 2020 through 2022, each as set forth in the table above.

Total Shareholder Return Vs Peer Group [Text Block]

The following chart compares our cumulative TSR to that of our peer group over the same time period. The chart represents the cumulative TSR of the Company of an initial investment of $100 for the measurement period beginning December 31, 2019, and ending December 31, 2022, 2021, and 2020.

Tabular List [Table Text Block]

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the performance measures that we believe represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022. The measures in this table are not ranked.

Performance measure	Performance measure description

Adjusted operating income	Operating income as adjusted to disregard (i) non-recurring restructuring charges related to plant closings and consolidations and (ii) the impact of acquired or disposed of operations.

Net sales	Net sales as per the Company’s consolidated income statements for the respective years.

Return on invested capital	Operating income net of taxes, divided by average invested capital (equity plus debt less cash).

Total Shareholder Return Amount	$ 237.60	141.62	93.93
Peer Group Total Shareholder Return Amount	92.94	106.69	99.30
Net Income (Loss)	$ 41,789,243	$ 15,885,720	$ 13,368,880
Company Selected Measure Amount	45,863,786	21,364,112	16,731,467
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital
PEO Deduction for ASC 718 Fair Value as of the Grant Date for Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,980,200	$ 1,145,947	$ 633,370
NEO Deduction for ASC 718 Fair Value as of the Grant Date for Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	327,650	220,719	77,500
PEO Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,902,215	1,466,617	618,321
NEO Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	518,804	312,657	72,510
PEO Increase based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,392,506	1,200,474	421,172
NEO Increase based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 416,836	$ 196,743	$ 106,811